EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Frost Mid Cap Equity Fund, Frost Total Return Bond Fund, Frost Credit Fund and Frost Low Duration Bond Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 12, 2019 (SEC Accession No. 0001398344-19-002446), in interactive data format.